Law Offices of

Paul Hastings LLP

55 Second Street, 24th Floor

San Francisco, California 94105

Telephone (415) 856-7000

Facsimile (415) 856-7100

Internet www.paulhastings.com

June 18, 2014

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Elfun Tax-Exempt Income Fund — File Nos. 002-58407 and 811-02735

Elfun Income Fund — File Nos. 002-83041 and 811-03715

Elfun Government Money Market Fund — File Nos. 033-31205 and 811-05904

Ladies and Gentlemen:

On behalf of our clients, the above-named funds (collectively, the “Funds”), and pursuant to Rule 14a-6 of the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, as amended, transmitted for filing are the Funds’ joint preliminary proxy statement in connection with the Special Meeting of Unitholders (the “Special Meeting”) proposed to be held in September 2014.

The purposes of the Special Meeting are: (1) to approve an investment sub-advisory agreement between GE Asset Management Incorporated (“GEAM”) and SSgA Funds Management, Inc. (“SSgA FM”), pursuant to which SSgA FM will serve as investment sub-adviser to the Elfun Government Money Market Fund; (2) to approve implementation of a “manager of managers” investment structure, whereby GEAM would be given increased flexibility to hire and replace unaffiliated sub-advisers for the Funds without unitholder approval; (3) to approve the amendment, elimination or reclassification of certain of the fundamental investment policies of the Funds; and (4) to transact such other business as may properly come before the meeting and any adjourned session thereof.

It is anticipated that the proxy materials will be sent to unitholders in late June 2014.

U.S. Securities and Exchange Commission

June 18, 2014

Please advise us if we can provide any further information to facilitate your review. Please direct any further comments or questions regarding this filing to the undersigned at (415) 856-7007.

Very truly yours,

/s/ DAVID A. HEARTH

David A. Hearth

of Paul Hastings LLP

cc: GEAM